[Transamerica Occidental Life Insurance Company]

March 15, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Separate Account VA-5 of TOLIC
File	No. 33-71746, 811-08158, CIK 914836
Rule	30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-5 of TOLIC, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: American Century Variable Portfolios, Inc.; Federated Insurance Series; INVESCO Variable Investment Funds, Inc.; Janus Aspen Series; ING VP Emerging Markets Fund, Inc.; Schwab Annuity Portfolios; SteinRoe Variable Investment Trust and Strong Variable Insurance Funds, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	American Century Variable Portfolios, Inc. (CIK: 814680) filed February 27, 2004

•	Federated Insurance Series (CIK: 912577) filed March 2, 2004

•	INVESCO Variable Investment Funds, Inc. (CIK: 912744) filed February 26, 2004

•	Janus Aspen Series (CIK: 906185) filed February 27, 2004

•	ING VP Emerging Markets Funds, Inc. (CIK: 916764) filed March 5, 2004

•	Schwab Annuity Portfolios (CIK: 918266) filed March 4, 2004

•	SteinRoe Variable Investment Trust (CIK: 815425) filed March 4, 2004

•	Strong Variable Insurance Funds, Inc. (CIK: 883644) filed February 26, 2004

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed

Brenda D. Sneed Assistant General Counsel